Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Assets and Liabilities of VIE
The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	211,314	115,713	17,734
Restricted cash	115	115	18
Short-term investment	—	50,000	7,663
Accounts and notes receivable	133,745	44,539	6,826
Prepayments and other current assets	73,789	27,915	4,278
Amounts due from the Company and its subsidiaries	51,656	58,291	8,933
Amounts due from related parities	521	—	—

Total current assets	471,140	296,573	45,452

Non-current assets:
Property and equipment, net	57,390	45,928	7,039
Intangible assets, net	8,728	9,491	1,455
Long-term investments	108,408	113,408	17,381
Other-non current assets	1,925	4,719	723

Total non-current assets	176,451	173,546	26,598

Total assets	647,591	470,119	72,049

LIABILITIES:
Current liabilities:
Accounts payable	19,974	16,564	2,539
Deferred revenue and customer deposits	73,820	104,681	16,043
Accrued liabilities and other current liabilities	72,580	66,772	10,233
Amounts due to the Company and its subsidiaries	185,263	224,124	34,349
Amounts due to related parties	56	—	—

Total current liabilities	351,693	412,141	63,164

Non-current liabilities:
Amounts due to the Company and its subsidiaries	377,000	297,000	45,517
Deferred Revenue	—	561	86
Other non-current liabilities	64	—	—

Total non-current liabilities	377,064	297,561	45,603

Total liabilities	728,757	709,702	108,767

Summary of Results of Operations and Cash Flows of VIE
The table sets forth the results of operations and cash flows of the VIE included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	709,594	900,454	465,066	71,274
Cost of revenues	(499,589)	(628,109)	(248,637)	(38,105)
Net loss	(16,785)	(95,829)	(173,865)	(26,646)
Net cash (used in)/provided by operating activities	(68,316)	16,059	168,971	25,767
Net cash used in investing activities	(104,675)	(34,451)	(108,450)	(16,492)
Net cash provided by/(used in) financing activities	154,901	197,943	(156,124)	(23,927)